COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Summary of estimated purchase commitment

Minimum
Purchase
Years ended December 31,	Commitment
2021 (remainder of the year)	$104,370
2022	202,400
2023	202,400
Total	$509,170

Minimum
Purchase
Commitment
Year Ending December 31:
2021	$101,200
2022	202,400
2023	202,400
Total	$506,000